As filed with the Securities and Exchange Commission on June 10, 2014

File Nos. 2-29901

811-01716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 154

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 133

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

Registrant’s Telephone Number, including Area Code:

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

P. Jay Spinola

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 11, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 154 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 133 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of AllianceBernstein Cap Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 11, 2014, the effectiveness of the Registration Statement for AllianceBernstein Multi-Manager Alternative Strategies Fund (the “Fund”), filed in Post-Effective Amendment No. 146 on February 26, 2014, pursuant to paragraph (a) of Rule 485 under the Securities Act. On May 9, 2014, the Registrant filed Post-Effective Amendment No. 152 to the Registration Statement to delay the effectiveness of the Fund’s Registration Statement to June 11, 2014 pursuant to Rule 485(b)(1)(iii) under the 1933 Act.

This Post-Effective Amendment No. 154 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 10th day of June, 2014.

ALLIANCEBERNSTEIN CAP FUND, INC.

By:	Robert M. Keith *
Robert M. Keith
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

		Signature	Title	Date

(1)		Principal Executive Officer:

		Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	June 10, 2014

(2)		Principal Financial and Accounting Officer:

	By:	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	June 10, 2014

(3)		All of the Directors:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

	*By:	/s/ Eric C. Freed		June 10, 2014
Eric C. Freed
(Attorney-in-fact)